Provisions - Schedule of Main Assumptions Used (Details) - aDS	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SWITZERLAND
Disclosure of other provisions [line items]
Discount rate (DR)	1.30%
Interest rate (IR) for projecting savings capital	1.75%
Long-term expected rate of salary increase (SI)	1.50%
Rate of pension increase (PI)	0.00%
Long-term expected inflation rate (social security increase rate)	1.00%
Long term rate of mortality improvement (LTR)	0.0125
Capital option upon retirement	30.00%
FRANCE
Disclosure of other provisions [line items]
Discount rate (DR)	3.50%	3.35%	3.20%